John Hancock
Fundamental Large Cap Core Fund
Quarterly portfolio holdings 7/31/2020

Fund’s investments
As of 7-31-20 (unaudited)
	Shares	Value
Common stocks 99.3%		$4,915,915,622
(Cost $3,092,133,686)
Communication services 18.7%		923,833,498
Entertainment 3.7%
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,499,479	124,021,536
The Walt Disney Company	493,538	57,714,334
Interactive media and services 12.1%
Alphabet, Inc., Class A (A)	161,312	240,024,190
CarGurus, Inc. (A)	1,977,508	57,130,206
Facebook, Inc., Class A (A)	1,191,701	302,298,793
Media 2.9%
Comcast Corp., Class A	1,353,103	57,912,808
Fox Corp., Class A	6,914	178,174
Fox Corp., Class B	3,281,081	84,553,457
Consumer discretionary 18.2%		903,087,485
Household durables 5.3%
Lennar Corp., A Shares	2,863,322	207,161,347
Tempur Sealy International, Inc. (A)	701,666	56,799,863
Internet and direct marketing retail 10.0%
Amazon.com, Inc. (A)	156,168	494,221,750
Leisure products 1.6%
Polaris, Inc.	753,938	78,130,595
Specialty retail 1.3%
CarMax, Inc. (A)	688,604	66,773,930
Consumer staples 6.2%		307,864,896
Beverages 4.7%
Anheuser-Busch InBev SA/NV, ADR	3,793,695	206,490,819
Diageo PLC, ADR	186,841	27,510,469
Food products 1.5%
Danone SA	1,103,541	73,863,608
Energy 5.2%		256,071,205
Energy equipment and services 1.1%
Baker Hughes Company	3,562,626	55,185,077
Oil, gas and consumable fuels 4.1%
Cheniere Energy, Inc. (A)	4,059,946	200,886,128
Financials 16.7%		828,242,393
Banks 7.9%
Bank of America Corp.	5,634,737	140,192,257
Citigroup, Inc.	2,140,699	107,056,357
First Republic Bank	20,992	2,361,180
JPMorgan Chase & Co.	971,726	93,907,601
Wells Fargo & Company	2,037,594	49,432,030
Capital markets 7.0%
Morgan Stanley	3,611,123	176,511,692
State Street Corp.	989,860	63,143,169
The Goldman Sachs Group, Inc.	529,118	104,744,199
Consumer finance 1.8%
American Express Company	680,719	63,524,697
Synchrony Financial	1,236,747	27,369,211
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care 6.3%		$309,576,671
Biotechnology 1.2%
Alnylam Pharmaceuticals, Inc. (A)	388,927	56,690,000
Health care equipment and supplies 1.5%
Danaher Corp.	368,936	75,189,157
Health care providers and services 2.8%
UnitedHealth Group, Inc.	449,975	136,243,431
Pharmaceuticals 0.8%
Bristol-Myers Squibb Company	706,684	41,454,083
Industrials 4.4%		216,577,163
Aerospace and defense 1.6%
General Dynamics Corp.	427,269	62,697,453
Raytheon Technologies Corp.	317,125	17,974,645
Building products 0.2%
Carrier Global Corp.	317,125	8,638,485
Machinery 1.0%
Caterpillar, Inc.	289,126	38,419,063
Otis Worldwide Corp.	158,564	9,948,305
Road and rail 1.6%
Union Pacific Corp.	455,144	78,899,212
Information technology 20.6%		1,021,568,702
IT services 1.2%
Visa, Inc., Class A	322,651	61,432,750
Semiconductors and semiconductor equipment 3.4%
Analog Devices, Inc.	438,977	50,416,508
Broadcom, Inc.	90,939	28,804,928
Intel Corp.	685,476	32,717,769
KLA Corp.	278,351	55,622,880
Software 6.5%
Microsoft Corp.	745,041	152,740,855
Workday, Inc., Class A (A)	929,832	168,225,205
Technology hardware, storage and peripherals 9.5%
Apple, Inc.	1,109,561	471,607,807
Materials 0.7%		36,021,523
Chemicals 0.7%
LyondellBasell Industries NV, Class A	576,160	36,021,523
Real estate 2.3%		113,072,086
Equity real estate investment trusts 2.3%
American Tower Corp.	432,580	113,072,086

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.8%				$38,469,000
(Cost $38,468,985)
U.S. Government Agency 0.1%				4,650,000
Federal Agricultural Mortgage Corp. Discount Note	0.040	08-03-20	4,650,000	4,650,000

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	3

	Par value^	Value
Repurchase agreement 0.7%		33,819,000
Barclays Tri-Party Repurchase Agreement dated 7-31-20 at 0.070% to be repurchased at $10,944,064 on 8-3-20, collateralized by $10,214,900 U.S. Treasury Notes, 1.875% due 6-30-26 (valued at $11,162,950)	10,944,000	10,944,000
Repurchase Agreement with State Street Corp. dated 7-31-20 at 0.000% to be repurchased at $22,875,000 on 8-3-20, collateralized by $22,421,600 U.S. Treasury Notes, 1.625% - 1.875% due 8-31-22 to 11-15-22 (valued at $23,332,508)	22,875,000	22,875,000

Total investments (Cost $3,130,602,671) 100.1%	$4,954,384,622
Other assets and liabilities, net (0.1%)	(2,718,029)
Total net assets 100.0%	$4,951,666,593

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
4	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of July 31, 2020, by major security category or type:
	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$923,833,498	$923,833,498	—	—
Consumer discretionary	903,087,485	903,087,485	—	—
Consumer staples	307,864,896	234,001,288	$73,863,608	—
Energy	256,071,205	256,071,205	—	—
Financials	828,242,393	828,242,393	—	—
Health care	309,576,671	309,576,671	—	—
Industrials	216,577,163	216,577,163	—	—
Information technology	1,021,568,702	1,021,568,702	—	—
Materials	36,021,523	36,021,523	—	—
Real estate	113,072,086	113,072,086	—	—
Short-term investments	38,469,000	—	38,469,000	—
Total investments in securities	$4,954,384,622	$4,842,052,014	$112,332,608	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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